INCOME TAXES - Reconciliation between statutory and effective income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective income tax rate reconciliation, difference due to tax effects
Profit / (loss) before tax from continuing operations	$ 704	$ 559	$ 802
Income tax expense at statutory rates noted above	(63)	(144)	(207)
Different tax rates in different jurisdictions	(72)	66	45
Non-deductible expenses	(14)	(50)	(46)
Non-taxable income	40	30	11
Adjustments in respect of previous years	(10)	(14)	(6)
Movements in (un)recognized deferred tax assets	(23)	(35)	117
Recognized losses	473	388
Withholding taxes	(45)	(32)	38
Uncertain tax positions	(26)	2	(25)
Change in income tax rate	0	4	4
Other	(4)	(6)	0
Income tax expense	$ (217)	$ (179)	$ (69)
Effective tax rate	30.80%	32.00%	8.60%
Bangladesh
Effective income tax rate reconciliation, difference due to tax effects
Recognized losses			$ 108
Russia
Effective income tax rate reconciliation, difference due to tax effects
Withholding taxes		$ (16)
Pakistan, Uzbekistan and Kazakhstan
Effective income tax rate reconciliation, difference due to tax effects
Withholding taxes		(15)
Russia, Ukraine and Pakistan
Effective income tax rate reconciliation, difference due to tax effects
Withholding taxes			$ (38)
Netherlands and Luxembourg
Effective income tax rate reconciliation, difference due to tax effects
Recognized losses	$ 0	0
Dutch Holdings
Effective income tax rate reconciliation, difference due to tax effects
Non-taxable income		$ 25
Kazakhstan subsidiaries
Effective income tax rate reconciliation, difference due to tax effects
Non-taxable income	17
Maltese subsidiary
Effective income tax rate reconciliation, difference due to tax effects
Non-taxable income	$ 21